Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
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Trade Accounts Receivable, Net
Note 7. Trade Accounts Receivable, Net

	December 31, 2019		December 31, 2018
Trade accounts receivables	Ps.	26,942	Ps.	25,615
The Coca-Cola Company (see Note 15)		813		1,173
Loans to employees		115		108
Heineken Group (see Note 15)		749		768
Others		3,203		2,614
Allowance for expected credit losses		(2,189)		(2,114)

	Ps.	29,633	Ps.	28,164

7.1 Trade receivables
Trade receivables representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.
Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company arising from the latter’s participation in advertising and promotional programs..
Because less than 9% of the trade accounts receivables is unrecoverable, the Company does not have customers classified as “high risk”, which would be eligible to have special management conditions for the credit risk.
As of December 31, 2019, the main customers of the Company represent, in aggregate form, the expected loss on 14%.
The allowance is calculated under an expected loss model that recognizes the impairment losses throughout the life of the contract. For this particular case, because the accounts receivable is generally less than one year, the Company defined an impairment estimation model under a simplified approach of expected loss through a parametric model.
The parameters used within the model are:

•	Breach probability;

•	Losses severity;

•	Financing rate;

•	Special recovery rate; and

•	Breach exposure.

Aging of accounts receivable (days current or outstanding)

	December 31, 2019		December 31, 2018
Current	Ps.	24,696	Ps.	22,789
0-30 days		3,278		4,081
31-60 days		1,345		869
61-90 days		668		598
91-120 days		244		241
120+ days		1,591		1,700

Total	Ps.	31,822	Ps.	30,278

7.2 Changes in the allowance for expected credit losses

	2019		2018		2017
Balance at the beginning of the period	Ps.	2,114	Ps.	1,375	Ps.	1,193
Effect of adoption of IFRS 9		—		468		—

Adjusted balance at the beginning of the period		2,114		1,843		1,193
Allowance for the period		709		348		530
Additions (write-offs) of uncollectible accounts (1)		(269)		(402)		(400)
Addition from business combinations		—		1		86
Effects of changes in foreign exchange rates		(365)		324		(32)
Effect of Venezuela deconsolidation		—		—		(2)

Balance at the end of the period	Ps.	2,189	Ps.	2,114	Ps.	1,375

(1)	In 2018, includes the effect of Coca-Cola FEMSA Philippines, Inc. sale for an aggregate amount of $ 82.
In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and disperse.
7.3 Receivable from The Coca-Cola Company
The Coca-Cola Company participates in certain advertising and promotional programs as well as in the Coca-Cola FEMSA’s refrigeration equipment and returnable bottles investment program. Contributions received by Coca-Cola FEMSA for advertising and promotional incentives are recognized as a reduction in selling expenses and contributions received for the refrigeration equipment and returnable bottles investment program are recorded as a reduction in the carrying amount of refrigeration equipment and returnable bottles items. For the years ended December 31, 2019, 2018 and 2017 contributions due were Ps. 2,274, Ps. 3,542 and Ps. 3,436, respectively.